Acquisition Activity (Tables)	12 Months Ended
Dec. 31, 2021
Acquisition Activity [Abstract]
Total Purchase Price Paid
The following tables set forth the purchase price paid. The final purchase price allocation was completed as of March 31, 2020.

Purchase of outstanding InfraREIT shares and units	$1,275
Certain transaction costs of InfraREIT paid by Oncor through June 30, 2019 (a)	53

Total purchase price paid through June 30, 2019	1,328
Adjustments made in the period from June 30, 2019 through March 31, 2020	(4)

Total purchase price paid	$1,324

(a)
Represents certain transaction costs incurred by InfraREIT in connection with the transaction and paid by Oncor, including a $40 million management termination fee payable to an affiliate of Hunt Consolidated, Inc.

Assets And Liabilities Assumed
Purchase price allocation is as follows:

As of May 16, 2019
Assets acquired:
Current assets	$45
Property, plant and equipment—net	1,800
Goodwill	676
Regulatory assets	16
Other noncurrent assets	10

Total assets acquired	2,547

Liabilities assumed:
Short-term debt	115
Other current liabilities	24
Regulatory liabilities	148
Liability in lieu of deferred income taxes	97
Long-term debt, including due currently	839

Total liabilities assumed	1,223

Net assets acquired	1,324

Total purchase price paid	$1,324